INCOME TAXES - Deferred Income (Details) - CAD ($) $ in Millions			3 Months Ended	12 Months Ended
	May 28, 2019	May 27, 2019	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Line Items]
Impact of income tax rate and legislative changes	$ 1,116			$ 1,067
Applicable tax rate		12.00%		26.74%	27.04%
Corporate and Eliminations segment
Income Tax Disclosure [Line Items]
Impact of income tax rate and legislative changes			$ 48
Oil Sands | Operating segments
Income Tax Disclosure [Line Items]
Impact of income tax rate and legislative changes			910
Refining and Marketing | Operating segments
Income Tax Disclosure [Line Items]
Impact of income tax rate and legislative changes			88
Exploration and Production | Operating segments
Income Tax Disclosure [Line Items]
Impact of income tax rate and legislative changes			$ 70
2019
Income Tax Disclosure [Line Items]
Applicable tax rate	11.00%
2020
Income Tax Disclosure [Line Items]
Applicable tax rate	10.00%
2021
Income Tax Disclosure [Line Items]
Applicable tax rate	9.00%
2022
Income Tax Disclosure [Line Items]
Applicable tax rate	8.00%